Related Party Transactions (Details Textual) (USD $)	3 Months Ended			9 Months Ended			1 Months Ended					1 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Oct. 31, 2011 Founders [Member]	Sep. 30, 2014 Founders [Member]	Apr. 30, 2014 Founders [Member]	Dec. 31, 2013 Founders [Member]	Oct. 01, 2011 Founders [Member]	Jan. 31, 2012 Redeemable Convertible Preferred Stock [Member] Founders [Member]	Dec. 31, 2013 STST [Member]	Dec. 31, 2012 STST [Member] Two Subordinated Notes [Member]	Dec. 31, 2013 STST [Member] Construction Of Two New ultramax newbuildings [Member]	Dec. 31, 2012 STST [Member] Construction Of Two New ultramax newbuildings [Member]	Aug. 07, 2014 NBHC Shareholder [Member]	May 28, 2014 NBHC Shareholder [Member]	Dec. 31, 2013 NBHC Shareholder [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ 46,371,713			$ 7,616,248	$ 46,371,713								$ 17,030,000		$ 2,995,000	$ 8,050,000
Repayments of Related Party Debt					54,507	203,582								3,600,000
Payments for Deposits													26,100,000
Proceeds from Related Party Debt					4,750,000	21,559,972	10,000,000						4,530,000				1,187,500	1,187,500
Acquired One Third Of Common Stock																			16,433,108
Debt Instrument, Unamortized Discount	16,433,109				16,433,109				16,433,108
Debt Instrument, Interest Rate, Stated Percentage											5.00%
Stock Issued During Period, Shares, New Issues												5,675
Notes Payable, Related Parties, Current								4,325,000		4,325,000
Technical management fees	620,000		430,000	1,312,000	1,759,000
Debt Instrument imputed interest		$ 322,946